Significant Accounting Policies: Comprehensive Income (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Comprehensive Income

Comprehensive Income

Comprehensive income includes net income as currently reported by the Company adjusted for other comprehensive items. Other comprehensive items for the Company consist of foreign currency translation gains and losses and unrealized holding gains and losses on available for sale securities.